Long-term debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term debt
8.	Long-term debt:

	2015	2014
Long-term debt:
Revolving credit facilities (a)	$1,057,093	$1,301,920
Term loan credit facilities (b)	1,985,102	1,735,499
Senior unsecured notes (c)	345,000	345,000
Long-term debt	3,387,195	3,382,419
Current portion	(287,346)	(298,010)
Long-term debt	$3,099,849	$3,084,409

(a)	Revolving credit facilities:

As of December 31, 2015, the Company had four long-term revolving credit facilities (“Revolvers”) available and a line of credit, which provided for aggregate borrowings of up to $1,227,115,000 (2014 – $1,307,046,000), of which $170,022,000 (2014 – $5,126,000) was undrawn. One of the term loan credit facilities (“Term Loans”) has a revolving loan component and this component has been included in the Revolvers.

On April 22, 2015, the Company entered into a 364-day unsecured, revolving loan facility with various banks for up to $200,000,000 to be used to fund vessels under construction and for general corporate purposes. The facility bears interest at LIBOR plus a margin. At December 31, 2015, $35,000,000 has been drawn under this facility.

The Revolvers mature between April 30, 2016 and December 31, 2023.

Based on the Revolvers outstanding at December 31, 2015, the minimum repayments for the balances outstanding are as follows:

2016	$98,789
2017	104,183
2018	65,923
2019	197,320
2020	53,281
Thereafter	537,597
$1,057,093

Interest is calculated as one month LIBOR plus a margin per annum. At December 31, 2015, the one month LIBOR was 0.3% (2014 – one month and three month LIBOR 0.2%) and the margins ranged between 0.5% and 1.3% (2014 – 0.5% and 1.3%). The weighted average rate of interest, including the margin, was 0.9% at December 31, 2015 (2014 – 0.8%). Interest payments are made monthly.

The Company is subject to commitment fees ranging between 0.2% and 0.4% calculated on the undrawn amounts under the various facilities.

The Revolver loan payments are made in semi-annual payments commencing six or thirty-six months after delivery of the associated newbuilding containership for the secured facilities.  For certain of our Revolvers with a principal outstanding of $93,240,000 payment is due in full at maturity.

(b)	Term loan credit facilities:

As of December 31, 2015, the Company had 15 Term Loans available, which provided for aggregate borrowings of up to $2,216,352,000 (2014 – $2,075,499,000), of which $231,250,000 (2014 – $340,000,000) was undrawn. One of the Term Loans has a revolving loan component and this component has been included in the Revolvers.

During the year ended December 31, 2015, the Company entered into five term loan facilities for a total of $702,700,000 to finance three 10000 TEU, four 4250 TEU and four 14000 TEU containerships.  During the year, the Company terminated a portion of a term loan facility to finance one 14000 TEU containership.  As a result, $97,500,000 is no longer available.  Each loan bears interest at LIBOR plus a margin.  At December 31, 2015, $366,577,000 was drawn under these facilities.

The Term Loans mature between December 11, 2016 and July 6, 2025.

Based on the Term Loans outstanding at December 31, 2015, the minimum repayments for the balances outstanding are as follows:

2016	$188,557
2017	178,682
2018	221,427
2019	373,893
2020	301,669
Thereafter	720,874
$1,985,102

For certain of our Term Loans with a total principal outstanding of $1,881,270,000 interest is calculated as one month, three month or six month LIBOR plus a margin per annum, depending on the interest period selected by the Company. At December 31, 2015, the one month, three month and six month LIBOR was 0.3%, 0.5% and 0.5%, respectively (2014 – 0.2%, 0.2% and 0.3%, respectively) and the margins ranged between 0.4% and 4.8% (2014 – 0.4% and 4.8%).

For certain of our Term Loans with a total principal outstanding of $103,832,000, interest is calculated based on the Export-Import Bank of Korea (KEXIM) plus 0.7% per annum.

The weighted average rate of interest, including the margin, was 3.0% at December 31, 2015 (2014 – 2.8%). Interest payments are made in monthly, quarterly or semi-annual payments.

The Company is subject to commitment fees ranging between 0.7% and 0.8% calculated on the undrawn amounts under the various facilities.

The Term Loan payments are made in quarterly or semi-annual payments commencing three, six or thirty-six months after delivery of the associated newbuilding containership or utilization date. For one of our Term Loans with a total principal outstanding of $90,000,000, payment is due on the first and third anniversary of the drawdown date.

(c)	Senior unsecured notes:

On April 3, 2014, the Company issued 13,800,000 senior unsecured notes (“the Notes”) at a price of $25.00 per note for gross proceeds of $345,000,000. A portion of the Notes were used to repay a $125,000,000 term loan credit facility. The Notes mature on April 30, 2019 and bear interest at a rate of 6.375% per annum, payable quarterly.

(d)	General:

The security for each of the Company’s current secured credit facilities includes:

•	A first priority mortgage on the collateral vessels funded by the related credit facility;
•	An assignment of the Company’s time charters and earnings related to the related collateral vessels;
•	An assignment of the insurance on each of the vessels that are subject to a related mortgage;
•	An assignment of the Company’s related shipbuilding contracts; and
•	A pledge of the related retention accounts.

The Company may prepay certain amounts outstanding without penalty, other than breakage costs in certain circumstances.  Under each of our credit facilities, in certain circumstances a prepayment may be required as a result of certain events including the sale or loss of a vessel, a termination or expiration of a charter (and the inability to enter into a charter suitable to lenders within a period of time) or termination of a shipbuilding contract. The amount that must be prepaid may be calculated based on the loan to market value ratio or some other ratio that takes into account the market value of the relevant vessels.

In these circumstances, valuations of our vessels are conducted on a “without charter” basis as required under the relevant credit facility agreement. Amounts prepaid in accordance with these provisions may be re-borrowed, subject to certain conditions.

Each credit facility contains financial covenants requiring the Company maintain minimum liquidity, tangible net worth, interest coverage ratios, interest and principal coverage ratios, and debt to assets ratios, as defined. The Company is in compliance with these covenants at December 31, 2015.